DERIVATIVE LIABILITY (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Derivative Liability 1		$ 3,407
Derivative Liability 1	$ 3,407